EQUITY (Detail Textuals 1) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 25, 2019	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		$ 13,000		$ 52,000	$ 56,835
Remains unamortized stock base expenses		$ 82,833
Number of shares granted during period		0		184,000	50,000
Number of units sold	1,300,813
Value for issuance of common shares			$ 170,774	$ 8,376,379	$ 1,386,613
Exercise price of warrants	$ 6.4575
Derivative liability				$ 29,501
Number of warrant to purchase common stock	1
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Warrant intrinsic value		$ 0			$ 585,691
Over-allotment option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants	$ 6.765
Number of warrant to purchase common stock	104,065
Percentage of underwriting discounts and commissions	8.00%
Offering price, per unit	$ 6.15
Stock purchase agreement | Series A or Series B Common Stock Purchase Warrant | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants				14.00
Stock purchase agreement | Series A or Series B Common Stock Purchase Warrant | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants				$ 8.00
Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares award issued				65,000
NEOMED
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units sold				72,660
Number of shares issued during period				61,297
Value for issuance of common shares				$ 539,417
Shares issued for settlement of accrued liability				11,363
Value for shares issued for settlement of accrued liability				$ 100,000
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation		155,019
Remains unamortized stock base expenses		$ 482,847
Number of shares granted during period		234,000
Intrinsic value		$ 81,312
Value of the remaining life of the options		9 years 6 months 10 days